Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2023
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization	Land use rights, stated at cost less accumulated amortization, consisted of the following:
	As of December 31,
	2023	2022
Land use rights - cost	$10,010,496	$10,204,968
Less:
Accumulated amortization	(336,800)	(121,726)
Land use rights, net	$9,673,696	$10,083,242

Schedule of Amortization Expense	For the years ended December 31, 2023, 2022 and 2021, amortization expense amounted to $217,977 and $126,042 and $nil, respectively. The following is a schedule of future amortization of land use rights as of December 31, 2023:
2024	$217,394
2025	217,394
2026	217,394
2027	217,394
2028 and thereafter	8,804,120
Total	$9,673,696